DETAILS OF CASH FLOWS - Changes in working capital balances (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
DETAILS OF CASH FLOWS
Accounts receivable	$ (5,959)	$ (200)
Prepaid expenses and other	642	(3,390)
Accounts payable and accrued liabilities	(2,332)	(1,727)
Deferred revenue	(90)	654
Changes in working capital balances	$ (7,739)	$ (4,663)